Employee Benefit Plans - Expected Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans
2014	$ 2,000	$ 2,000
U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
2014		993
2015		1,010
2016		1,040
2017		1,134
2018		1,175
2019 to 2023		7,138
Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
2014		238
2015		230
2016		228
2017		232
2018		414
2019 to 2023		1,722
Non Qualified Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
2014		770
2015		771
2016		771
2017		771
2018		771
2019 to 2023		3,824
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
2014		2,001
2015		2,011
2016		2,039
2017		2,137
2018		2,360
2019 to 2023		$ 12,684